Equipment Note Payable - Additional Information (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2021
Debt Instrument [Line Items]
Secured debt outstanding	$ 0		$ 32,560,000
Secured Debt | Equipment Note Payable | UNITED WHOLESALE MORTGAGE, LLC
Debt Instrument [Line Items]
Secured debt outstanding	26,500,000
Secured Debt | Equipment Note Payable | Equipment Notes 2019 | UNITED WHOLESALE MORTGAGE, LLC
Debt Instrument [Line Items]
Debt instrument face value		$ 30,000,000.0
Debt instrument instalment amount principal		$ 580,000
Debt instrument date of first required payment		Jan. 01, 2020
Long term debt stated interest rate percentage		5.99%
Long term debt month of maturity		2024-12
Debt instrument frequency of payment of principal		monthly
Secured Debt | Equipment Note Payable | 2020 Equipment Notes One | UNITED WHOLESALE MORTGAGE, LLC
Debt Instrument [Line Items]
Debt instrument face value	2,100,000
Debt instrument instalment amount principal	$ 100,000
Debt instrument date of first required payment	Jul. 01, 2020
Long term debt stated interest rate percentage	6.10%
Long term debt month of maturity	2023-04
Secured Debt | Equipment Note Payable | 2020 Equipment Notes Two | UNITED WHOLESALE MORTGAGE, LLC
Debt Instrument [Line Items]
Debt instrument face value	$ 900,000
Debt instrument instalment amount principal	$ 80,000.0
Debt instrument date of first required payment	Jan. 01, 2021
Long term debt stated interest rate percentage	4.69%
Long term debt month of maturity	2023-10